Intangible fixed assets (Tables)	12 Months Ended
Sep. 30, 2025
Intangible fixed assets
Summary of intangible fixed assets

	Digital	Project
	Bills of	Development
	Exchange	Costs	SKA-PlatformTM	Website	Total
	$'000	$'000	$'000	$'000	$'000
Cost
At 1 October 2022	—	39,817	474	—	40,291
Additions	1,414	12,438	1,409	150	15,411
Assets reclassified as held for sale	—	(38,677)	—	—	(38,677)
Foreign exchange on translation	—	4,079	—	—	4,079
At 30 September 2023	1,414	17,657	1,883	150	21,104
Additions	482	2,839	—	—	3,321
Assets reclassified as held for sale			—	—	—
Foreign exchange on translation	136	(34)	182	14	298
At 30 September 2024	2,032	20,462	2,065	164	24,723
Additions	—	516	—	—	516
Foreign exchange on translation	—	1	8	—	9
At 30 September 2025	2,032	20,979	2,073	164	25,248
Amortisation and impairment					0
At 1 October 2022	—	—	(89)	—	(89)
Charge	—	—	—	—	—
Impairment	—	(17,601)	—	—	(17,601)
At 30 September 2023	—	(17,601)	(89)	—	(17,690)
Charge	—	—	(284)	(91)	(375)
Impairment	(2,032)	(2,659)	—	—	(4,691)
Foreign exchange on translation			(23)	(5)	(28)
At 30 September 2024	(2,032)	(20,260)	(396)	(96)	(22,784)
Charge	—	—	(289)	(54)	(343)
Foreign exchange on translation	—	—	(10)	0	(10)
At 30 September 2025	(2,032)	(20,260)	(694)	(150)	(23,136)
Net Book Value					—
At 30 September 2025	—	719	1,379	13	2,112
At 30 September 2024	—	202	1,669	68	1,939
At 30 September 2023	1,414	56	1,794	150	3,414